TrueShares Structured Outcome (November) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 19.0%(a)(b)	Notional Amount	Contracts	Value
Call Options - 19.0%			$–
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.20	$14,802,881	283	$3,365,213
TOTAL PURCHASED OPTIONS (Cost $1,115,314)			$3,365,213

SHORT-TERM INVESTMENTS - 81.5%
Money Market Funds - 0.2%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		37,090	37,090
U.S. Treasury Bills - 81.3%		Par
5.22%, 10/03/2024(d)		$14,755,000	14,374,457
TOTAL SHORT-TERM INVESTMENTS (Cost $14,400,458)			14,411,547

TOTAL INVESTMENTS - 100.5% (Cost $15,515,772)			$17,776,760
Liabilities in Excess of Other Assets - (0.5)%			(80,154)
TOTAL NET ASSETS - 100.0%			$17,696,606

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (November) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.4)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.4)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $376.38	$20,504,344	392	$71,211
TOTAL OPTIONS WRITTEN (Premiums received $475,869)			71,211

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (November) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$3,365,213	$–	$3,365,213
Money Market Funds	37,090	–	–	37,090
U.S. Treasury Bills	–	14,374,457	–	14,374,457
Total Assets	$37,090	$17,739,670	$–	$17,776,760

Liabilities:
Options Written	$–	$71,211	$–	$71,211
Total Liabilities	$–	$71,211	$–	$71,211

Refer to the Schedule of Investments for industry classifications.